Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets

	As of December 31,
(in thousands)	2022	2021
Prepaid advertising	€6,284	€5,078
Other prepaid expenses	2,035	4,968
Other assets	350	227
Total	€8,669	€10,273